SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jul. 04, 2020
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow statement items
Other items comprise:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Stock-based compensation	$3	$1	$3	$2
Pension funding greater than expense	(1)	(1)	(1)	(2)
Cash interest paid (greater) less than interest expense	—	(8)	(1)	1
Amortization of debt issue costs	1	—	1	1
Unrealized loss on outstanding currency forwards	—	(3)	—	—
Unrealized foreign exchange loss on translation of monetary balances	1	—	6	4
Other	—	—	—	1
	$4	$(11)	$8	$7
The net change in non-cash operating working capital balances comprises:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Cash provided by (used for):
Accounts receivable	$7	$37	$(9)	$8
Prepaids	2	(2)	5	—
Inventory	43	25	16	(14)
Accounts payable and accrued liabilities	(6)	(21)	(35)	(66)
	$46	$39	$(23)	$(72)
Cash interest and income taxes comprises:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Cash interest paid	$(11)	$(19)	$(24)	$(20)
Cash interest received	—	—	—	1
Cash income taxes paid	—	(16)	(1)	(66)
Cash income taxes received	3	—	45	15
The net change in financial liabilities arising from financing activities comprises:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Long-term debt	$—	$346	$—	$346
Other long-term debt	(95)	2	(68)	82
Revolving bank lines	(20)	—	—	—
Net (decrease) increase in financial liabilities	$(115)	$348	$(68)	$428
Cash and non-cash movements of changes in financial liabilities arising from financing activities comprises:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Cash movements:
Accounts receivable securitization (repayments) drawings	$(95)	$2	$(68)	$82
Revolving bank lines repayments	(20)	—	—	—
Issuance of debt	—	350	—	350
Debt issuance costs	(1)	(4)	(1)	(4)
	(116)	348	(69)	428
Non-cash movements:
Amortization of debt issue costs	1	—	1	1
Debt issuance costs	—	—	—	(1)
	1	—	1	—
Net (decrease) increase in financial liabilities	$(115)	$348	$(68)	$428